RESERVES - SCHEDULE OF RESERVES (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 shares
IfrsStatementLineItems [Line Items]
Reversal of Forfeited Options | $	$ 81,984
Mr Xue Lee [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement		3,750,000
Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement		57,500,000